Pension Plan (Change In Projected Benefit Obligation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Projected benefit obligation at beginning of year	$ 8,942,161	$ 7,903,211
Service cost	325,693	306,799	279,647
Interest cost	307,871	322,198	319,860
Actuarial (gain) loss	(624,138)	692,835
Benefit payments	(273,393)	(282,882)
Projected benefit obligation at end of year	$ 8,678,194	$ 8,942,161	$ 7,903,211